Related party transactions	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Related party transactions
27. Related party transactions
Key management includes directors (executive and non-executive), officers and senior management. The compensation paid or payable to key management for employee services, including amortization of share based payments, is shown below:

	2019	2018

Salaries and other short-term employee benefits	$5,779	$6,191
Employee benefit plan	301	268
Share based payments	8,643	4,906
Termination benefits	900	1,762
	$15,623	$13,127